Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	24,393,218	23,491,948
Ordinary shares, shares outstanding	24,393,218	23,491,948